Property and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

	2022	2021
Computers, equipment and software	$3,791	$2,968
Customer equipment	1,485	1,122
Furniture and fixtures	1,699	1,570
Leasehold improvements	3,772	3,769
Total property and equipment	10,747	9,429
Less accumulated amortization and depreciation	(8,103)	(6,818)
Total property and equipment, net	$2,644	$2,611

Property and equipment amortization and depreciation expenses for the years ended December 31, 2022 and 2021 totaled $1.3 million and $1.6 million, respectively.